UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 2/28/14

Item 1.  Schedule of Investments.

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2014

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.50%			Conglomerates - 5.33%
Apparel - 2.39%			12,500	Danaher Corp.	$ 956,125
21,500	Under Armour, Inc. - Class A *	$ 2,432,725	11,000	Eaton Corp. PLC	821,810
7,500	VF Corp.	439,425	78,250	General Electric Co.	1,993,028
		2,872,150	15,000	Honeywell International, Inc.	1,416,600
Auto Manufacturers - 1.74%			10,500	United Technologies Corp.	1,228,710
30,000	Ford Motor Co.	461,700			6,416,273
45,000	General Motors Co.*	1,629,000	Consumer Products - 2.00%
		2,090,700	19,000	Colgate-Palmolive Co.	1,193,770
Banks - 10.06%			15,500	Procter & Gamble Co.	1,219,230
150,385	Bank of America Corp.	2,485,864			2,413,000
30,000	Bank of New York Mellon Corp.	960,000	Diversified Financial Services - 4.84%
32,500	Citigroup, Inc.	1,580,475	14,225	American Express Co.	1,298,458
10,000	Goldman Sachs Group, Inc.	1,664,500	15,000	Franklin Resources, Inc.	798,750
22,000	JP Morgan Chase & Co.	1,250,040	16,510	Visa, Inc. - Class A	3,730,269
60,000	Morgan Stanley	1,848,000			5,827,477
22,300	US Bancorp	917,422	Electric Utilities - 1.04%
30,000	Wells Fargo & Co.	1,392,600	8,650	Duke Energy Corp.	613,112
		12,098,901	6,965	NextEra Energy, Inc.	636,531
Beverages - 1.83%					1,249,643
28,000	Coca-Cola Co.	1,069,600
14,200	PepsiCo, Inc.	1,136,994	Electrical Equipment, Instrumentation & Components - 1.44%
		2,206,594	90,000	Corning, Inc.	1,734,300
Biotechnology - 7.49%
15,000	Amgen, Inc.	1,860,300	Engineering & Construction - 0.76%
8,000	Biogen Idec, Inc.*	2,725,440	15,000	Jacobs Engineering Group, Inc.*	909,750
9,500	Celgene Corp. *	1,527,125
35,000	Gilead Sciences, Inc. *	2,897,650	Entertainment - 0.26%
		9,010,515	10,000	Lions Gate Entertainment Corp.	307,500
Building Materials - 1.07%
55,000	Masco Corp.	1,284,250	Food - 1.25%
			10,500	Kraft Foods, Inc.	580,335
Chemicals - 0.79%			17,000	Whole Foods Market, Inc.	918,850
4,500	EI du Pont de Nemours & Co.	299,790			1,499,185
7,000	International Flavors & Fragrances, Inc.	656,530	Healthcare - 0.64%
		956,320	10,000	UnitedHealth Group, Inc.	772,700
Computers / Network Products - 3.94%
12,000	Accenture PLC - Class A	1,000,200	Home Builders - 1.02%
7,110	Apple, Inc.	3,741,566	60,000	KB Home	1,224,000
		4,741,766
Communication Equipment - 0.55%			Insurance - 4.15%
25,000	Juniper Networks, Inc.*	668,500	20,000	Aflac, Inc.	1,281,600
			15,500	Berkshire Hathaway, Inc. - Class B *	1,794,590
			7,500	Chubb Corp.	656,100
			15,000	Travelers Companies, Inc.	1,257,600
					4,989,890

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2014

Shares		Fair Value	Shares		Fair Value
Internet - 10.69%			Retail - 6.07%
11,100	Amazon.com, Inc. *	$ 4,019,310	25,000	Cheesecake Factory, Inc.	$ 1,188,000
30,000	eBay, Inc. *	1,763,100	13,000	Costco Wholesale Corp.	1,518,400
22,500	Facebook, Inc. - Class A*	1,540,350	16,000	CVS Caremark Corp.	1,170,240
4,000	Google, Inc. - Class A *	4,862,600	15,000	GameStop Corp.	559,650
500	Priceline.com, Inc. *	674,420	20,000	Gap, Inc.	875,000
		12,859,780	15,000	Starbucks Corp.	1,064,400
Lodging - 1.10%			12,500	Wal-Mart Stores, Inc.	933,750
16,000	Starwood Hotels & Resorts Worldwide, Inc.	1,319,360			7,309,440
			Semiconductors - 2.11%
Machinery - Construction & Mining - 1.13%			22,500	Broadcom Corp. - Class A	668,700
14,000	Caterpillar, Inc.	1,357,580	20,000	Intel Corp.	495,200
			18,250	Qualcomm, Inc.	1,374,043
Media - 1.81%					2,537,943
20,000	CBS Corp.	1,341,600	Software & Programming - 2.94%
10,345	Walt Disney Co.	835,979	23,870	Microsoft Corp.	914,460
		2,177,579	42,000	Salesforce.com, Inc.*	2,619,540
Mining - 0.19%					3,534,000
10,000	Newmont Mining Corp.	232,600	Telecommunications - 0.89%
			16,270	AT&T, Inc.	519,501
Medical Drugs - 6.01%			11,540	Verizon Communications, Inc.	549,073
12,500	AmerisourceBeren Corp.	848,125			1,068,574
24,245	Express Scripts Holding Co. *	1,825,891	Transportation - 2.64%
10,000	Johnson & Johnson	921,200	8,000	FedEx Corp.	1,066,640
20,000	Mylan, Inc. *	1,111,400	8,000	Union Pacific Corp.	1,443,040
17,900	Merck & Company, Inc.	1,020,121	7,000	United Parcel Service, Inc. - Class. B	670,390
47,000	Pfizer, Inc.	1,509,170			3,180,070
		7,235,907
Oil & Gas Producers - 7.30%			TOTAL COMMON STOCK		118,517,968
7,500	Apache Corp.	594,675	( Cost - $76,378,398)
9,320	Chevron Corp.	1,074,876
12,000	Exxon Mobil Corp.	1,155,240	MONEY MARKET FUND - 1.41%
18,900	Helmerich & Payne, Inc.	1,866,375	1,691,147	BlackRock Liquidity TempCash
15,000	Matathon Oil Corp.	502,500		Fund - Dollar Shares, 0.01% (a)	1,691,147
20,000	Noble Energy, Inc.	1,375,200	TOTAL MONEY MARKET FUND		1,691,147
20,000	Phillips 66	1,497,200	( Cost - $1,691,147)
15,000	Valero Energy Corp.	719,700
		8,785,766	TOTAL INVESTMENTS - 99.91%
Oil & Gas Services - 3.03%			( Cost - $78,069,545) (b)		$ 120,209,115
17,750	ConocoPhillips	1,180,375	Other assets less liabilities - 0.09%		109,112
14,500	National Oilwell Varco, Inc.	1,117,080	TOTAL NET ASSETS - 100.00%		$ 120,318,227
14,500	Schlumberger, Ltd.	1,348,500
		3,645,955

PLC - Public Limited Company
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of February 28, 2014.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $78,211,208 and differs from market balue by unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 42,189,856
				Unrealized Depreciation:	(191,949)
				Net unrealized appreciation	$ 41,997,907

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 69.62%			Communication Equipment - 0.94%
Aerospace / Defense - 3.54%				Cisco Systems, Inc.
	Boeing Co.		$ 500,000	4.95%, due 2/15/19	$ 569,950
$ 1,000,000	3.75%, due 11/20/16	$ 1,074,113	Computers - 0.95%
	Lockheed Martin Corp.			International Business Machines Corp.
500,000	3.35%, due 9/15/21	512,217	500,000	5.70%, due 9/14/17	576,104
	Rockwell Collins, Inc.
500,000	5.25%, due 7/15/19	568,126	Cosmetics / Personal Care - 2.00%
		2,154,456		Avon Products, Inc.
Banks - 12.21%			625,000	4.20%, due 7/15/18	647,225
	American Express Centurion			Procter & Gamble Company
1,100,000	5.95%, due 6/12/17	1,256,308	500,000	4.70%, due 2/15/19	569,145
	BB&T Corp.				1,216,370
500,000	5.25%, due 11/1/19	567,376	Diversified Financial Services - 6.46%
	Goldman Sachs Group, Inc.			American Express Co.
500,000	3.70%, due 8/1/15	520,006	1,000,000	1.55%, due 5/22/18	990,025
500,000	2.90%, due 7/19/18	514,367		Ameriprise Financial, Inc.
800,000	5.375%, due 3/15/20	902,328	250,000	5.30%, due 3/15/20	286,582
	Morgan Stanley			Bear Stearns Company, Inc.
500,000	3.45%, due 11/2/15	521,186	500,000	5.55%, due 1/22/17	557,010
1,000,000	5.75%, due 10/18/16	1,115,035		Ford Motor Credit Co. LLC
500,000	2.125%, due 4/25/18	503,326	500,000	2.375%, due 1/16/18	507,369
	Wells Fargo & Co.			General Electric Capital Corp.
1,000,000	5.00%, due 11/15/14	1,030,724	500,000	5.375%, due 10/20/16	518,636
500,000	3.45%, due 2/13/23	489,989	500,000	2.3%, due 4/27/17	509,313
		7,420,645	500,000	2.3%, due 1/14/19	557,215
Beverages - 0.93%					3,926,150
	Coca-Cola Co.		Electric - 0.42%
500,000	4.875%, due 3/15/19	566,725		Exelon Generation Co. LLC
			250,000	4.00%, due 10/1/20	255,997
Biotechnology - 0.43%
	Amgen, Inc.		Electrical Components & Equipment - 2.80%
250,000	3.45%, due 10/1/20	259,741		Emerson Electric Co.
			1,000,000	5.375%, due 10/15/17	1,135,666
Chemicals - 2.65%			500,000	4.875%, due 10/15/19	564,125
	Monsanto Co.				1,699,791
1,000,000	5.125%, due 4/15/18	1,134,289	Electric Utilities - 2.52%
	Praxair, Inc.			American Electric Power, Inc.
500,000	2.45%, due 2/15/22	476,072	250,000	1.65%, due 12/15/17	250,264
		1,610,361		Duke Energy Corp.,
Commercial Services - 2.76%			1,000,000	3.55%, due 9/15/21	1,030,333
	Western Union Co.			Duke Energy Florida, Inc.
1,000,000	5.93%, due 10/1/16	1,112,152	250,000	3.10%, due 8/15/21	253,910
550,000	2.875%, due 12/10/17	566,330			1,534,507
		1,678,482

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
Food - 1.74%			Retail - 6.89%
	Campbell Soup Co.			Costco Wholesale Corp
$ 500,000	4.50%, due 2/15/19	$ 552,441	$ 500,000	1.70%, due 12/15/19	$ 489,523
	Kroger Co.			Lowe's Co., Inc.
500,000	3.30%, due 1/15/21	505,546	1,000,000	4.625%, due 4/15/20	1,115,207
		1,057,987		McDonald's Corp.
Healthcare - Products - 0.92%			500,000	2.625%, due 1/15/22	489,177
	Baxter International, Inc.			Staples, Inc.
500,000	4.50%, due 8/15/19	556,886	500,000	2.75%, due 1/12/18	511,421
			500,000	4.375%, due 1/12/23	493,117
Healthcare - Services - 1.27%				Starbucks Corp.
	UnitedHealth Group, Inc.		500,000	6.25%, due 8/15/17	582,534
500,000	1.625%, due 3/15/19	490,916		Walgreen Company
250,000	4.70%, due 2/15/21	278,426	500,000	1.80%, due 9/15/17	506,846
		769,342			4,187,825
Household Products - 0.79%			Semiconductors - 0.85%
	Kimberly Clark Corp.			Intel Corp.
500,000	2.40%, due 3/1/22	479,342	500,000	3.30%, due 10/1/21	513,671

Insurance - 3.63%			Software - 0.92%
	Aflac, Inc.			Microsoft Corp.
1,000,000	4.00%, due 2/15/22	1,054,630	500,000	4.20%, due 6/1/19	559,284
	Berkshire Hathaway Finance Corp.
1,000,000	5.40%, due 5/15/18	1,154,567	Telecommunications - 9.48%
		2,209,197		AT&T, Inc.
Iron / Steel - 0.94%	`		1,000,000	5.625%, due 6/15/16	1,105,550
	Nucor Corp.		500,000	1.40%, due 12/1/17	496,907
500,000	5.85%, due 6/1/18	571,352	1,000,000	5.60%, due 5/15/18	1,147,739
				Verizon Communications, Inc.
Machinery - 0.85%	`		520,000	2.00%, due 11/1/16	533,310
	Caterpillar Financial Service Corp.		1,000,000	5.50%, due 2/15/18	1,135,496
500,000	2.05%, due 8/1/16	515,461	500,000	3.65%, due 9/14/18	533,361
			500,000	4.60%, due 4/1/21	542,493
Media - 0.41%				Vodafone Group PLC
	Walt Disney Company		250,000	4.375%, due 3/16/21	269,421
250,000	1.10%, due 12/1/17	249,080			5,764,277
			Transportation - 0.78%
Pharmaceutical - 1.54%				Union Pacific Corp.
	Teva Pharmaceutical Finance Co.		500,000	2.75%, due 4/15/23	471,883
1,000,000	2.95%, due 12/18/22	933,763

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
TOTAL CORPORATE BONDS			Government Agencies - 28.14% (Continued)
( Cost - $40,593,492)		$42,308,629		Federal National Mortgage Association (Continued)
			$ 1,000,000	1.55%, due 9/26/19	$ 979,144
				Tennessee Valley Authority
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.14%			1,000,000	4.50%, due 4/1/18	1,117,372
Government Agencies - 28.14%					17,102,085
	Federal Farm Credit Bank
$ 1,000,000	0.83%, due 10/17/16	1,000,100	TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
1,000,000	1.10%, due 8/22/17	999,838	( Cost - $16,984,434)		$17,102,085
1,000,000	4.67%, due 2/27/18	1,135,240
1,000,000	2.35%, due 2/12/20	998,848	Shares
500,000	1.62%, due 4/23/20	483,810	MONEY MARKET FUND - 1.50%
	Federal Home Loan Bank			BlackRock Liquidity TempCash
2,000,000	0.60%, due 2/8/17	1,991,274	914,030	Fund - Dollar Shares, 0.01% (a)	914,030
1,000,000	1.55%, due 7/27/18	1,004,764	TOTAL MONEY MARKET FUND
2,000,000	1.75%, due 8/7/18	2,006,608	( Cost - $914,030)		914,030
500,000	1.75%, due 12/14/18	504,080
1,000,000	1.37%, due 10/24/19	956,182	TOTAL INVESTMENTS - 99.26%
1,000,000	1.78%, due 3/27/20	972,742	( Cost - $58,491,956) (b)		60,324,744
	Federal Home Loan Mortgage Corp.		Other assets less liabilities - 0.74%		452,595
2,000,000	1.05%, due 10/30/18	1,953,674	TOTAL NET ASSETS - 100.00%		$60,777,339
	Federal National Mortgage Association
1,000,000	1.00%, due 9/20/17	998,409

PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of February 28, 2014.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $58,491,956 and differs from market balue by unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 2,188,217
				Unrealized Depreciation:	(355,429)
				Net unrealized appreciation	$ 1,832,788

THE NORTH COUNTRY FUNDS

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  Investments in open-end investment companies are valued at net asset value.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as Level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as Level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in Level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 118,517,968	$ -	$ -	$ 118,517,968
Money Market Fund	1,691,147	-	-	1,691,147
Total	$ 120,209,115	$ -	$ -	$ 120,209,115
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 42,308,629	$ -	$ 42,308,629
U.S. Government Agency Obligations	-	17,102,085	-	17,102,085
Money Market Fund	914,030	-	-	914,030
Total	$ 914,030	$ 59,410,714	$ -	$ 60,324,744
The Funds did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       4/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       4/25/14

By (Signature and Title)

/s/Harris Cohen

       Harris Cohen, Treasurer

Date      4/25/14